Convertible Notes (Details) - Schedule of convertible notes and related activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Interest		Total	Total
Balance	$ 86,350	$ 399,400	$ 202,100
Additions		858,823
Conversions/ Repayments	(313,050)	$ (661,523)
Interest		Less debt discount	Less debt discount
Less debt discount	(46,774)	$ (206,157)	$ (157,233)
Convertible notes, net of discount	39,576	193,243	$ 44,867
Diamond Investments II LLC [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date			Aug. 28, 2020
Maturity Date			Aug. 28, 2021
Interest			8%
Balance			$ 110,250
Additions
Conversions/ Repayments		(110,250)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date			Dec. 18, 2020
Maturity Date			Dec. 18, 2021
Interest			10%
Balance			$ 91,850
Additions
Conversions/ Repayments		(91,850)
Granite Global Investments Ltd [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date			Oct. 26, 2020
Maturity Date			Nov. 06, 2021
Interest			24.5%
Balance
Additions		162,798
Conversions/ Repayments		(162,798)
Granite Global Investments Ltd [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date			Jan. 06, 2021
Maturity Date			Jan. 06, 2022
Interest			12%
Balance
Additions		31,000
Conversions/ Repayments		(31,000)
Granite Global Investments Ltd [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date			Jan. 30, 2021
Maturity Date			Jan. 30, 2022
Interest			12%
Balance
Additions		36,000
Conversions/ Repayments		(36,000)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date			Feb. 22, 2021
Maturity Date			Feb. 22, 2022
Interest			10%
Balance
Additions		84,150
Conversions/ Repayments		(84,150)
Granite Global Investments Ltd [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date			Apr. 07, 2021
Maturity Date			Apr. 07, 2022
Interest			10%
Balance		36,500
Additions		$ 36,500
Granite Global Investments Ltd [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Apr. 07, 2021	Apr. 07, 2021
Maturity Date		Apr. 07, 2022	Apr. 07, 2022
Interest		10%	10%
Balance		$ 36,500
Additions		91,850
Conversions/ Repayments	(36,500)	(91,850)
Granite Global Investments Ltd [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date			Apr. 09, 2021
Maturity Date			Apr. 09, 2022
Interest			10%
Balance		100,000
Additions		100,000
Conversions/ Repayments
Granite Global Investments Ltd [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Apr. 09, 2021	May 03, 2021
Maturity Date		Apr. 09, 2022	May 03, 2022
Interest		10%	10%
Balance		$ 100,000
Additions		53,625
Conversions/ Repayments	(100,000)	$ (53,625)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Jul. 22, 2021	Jul. 22, 2021
Maturity Date		Jul. 22, 2022	Jul. 22, 2022
Interest		10%	10%
Balance		$ 58,850
Additions		58,850
Conversions/ Repayments	(58,850)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Aug. 26, 2021	Aug. 26, 2021
Maturity Date		Aug. 26, 2022	Aug. 26, 2022
Interest		10%	10%
Balance		$ 58,850
Additions		58,850
Conversions/ Repayments	(58,850)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Sep. 22, 2021	Sep. 22, 2021
Maturity Date		Sep. 22, 2022	Sep. 22, 2022
Interest		10%	10%
Balance		$ 58,850
Additions		58,850
Conversions/ Repayments	(58,850)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Oct. 12, 2021	Oct. 12, 2021
Maturity Date		Oct. 12, 2022	Oct. 12, 2022
Interest		10%	10%
Balance	86,350	$ 86,350
Additions		86,350
Conversions/ Repayments